Prepayment, Receivables and Other Current Assets (Details)					1 Months Ended				6 Months Ended
	Oct. 03, 2022 shares	Jul. 08, 2022 USD ($)	Mar. 02, 2022 USD ($)	Jan. 20, 2022 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 20, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 20, 2022 CNY (¥) shares	Apr. 30, 2021 USD ($)
Prepayment, Receivables and Other Current Assets (Details) [Line Items]
Business combination term									3 years
Received refund of performance deposit												$ 756,704
Prepaid deposit for acquisitions												$ 1,800,000
Cash					$ 861,500				$ 861,500	¥ 6,000,000
Reverse stock split shares (in Shares) | shares	6,062,762
Additional paid-in capital		$ 8,493,919					$ 2,844,276
Fair value of the issued shares								$ 1,747,009
Fair value loss								1,996,249
Fair value								$ 1,621,836
Ownership percentage					20.00%	20.00%
Equity transfer receivable amount					$ 861,500	¥ 6,000,000
Minimum [Member]
Prepayment, Receivables and Other Current Assets (Details) [Line Items]
Contract periods term									1 year
Maximum [Member]
Prepayment, Receivables and Other Current Assets (Details) [Line Items]
Contract periods term									3 years
YouYou Cleaning Co., Ltd. [Member]
Prepayment, Receivables and Other Current Assets (Details) [Line Items]
Ownership percentage				60.00%							60.00%
Cash				$ 600,000							¥ 4,000,000
Ordinary shares issued (in Shares) | shares				2,702,826							2,702,826
Reverse stock split shares (in Shares) | shares				13,514
Fair value amount				$ 2,000,091
Ordinary shares amount				270
Additional paid-in capital				$ 1,999,821
Shenzhen Chinese Enterprises Industrial LianBao Appliance Service Co., Ltd. (“Lianbao”) [Member]
Prepayment, Receivables and Other Current Assets (Details) [Line Items]
Ownership percentage				40.00%							40.00%
Ordinary shares issued (in Shares) | shares				5,823,363							5,823,363
Reverse stock split shares (in Shares) | shares				29,117
Fair value amount			$ 3,743,258
Ordinary shares amount			582
Additional paid-in capital			$ 3,742,676